Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance

This section is included to comply with the provisions of Item 402(v) of Regulation S-K. In the table and footnotes below, “PEO” refers to our principal executive officer, Roger Kahn.

Pay vs. Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)	Value of initial fixed $100 investment based on Registrant TSR	Net income (loss) (in thousands)
2025 (2)	$934,871	$752,018	$388,442	$325,747	$115	$(2,518)
2024 (2)	$723,477	$715,989	$337,121	$330,979	$139	$(1,961)
2023 (2)	$850,993	$191,221	$335,227	$299,123	$63	$(9,435)

(1)

Reflects average compensation amounts for our non-PEO named executive officers for the respective years shown. Thomas Windhausen is the non-PEO named executive officer for the 2025, 2024, and 2023 years presented.

(2)	The following table summarizes the adjustments from summary table total compensation to compensation actually paid:

PEO Total Compensation Amount	$ 934,871	$ 723,477	$ 850,993
PEO Actually Paid Compensation Amount	$ 752,018	715,989	191,221
Adjustment To PEO Compensation, Footnote

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table (SCT) Total	$934,871	$723,477	$850,993	$388,442	$337,121	$335,227
2022 Bonus paid in 2023	-	-	99,188	-	-	22,317
2023 Bonus paid in 2024	-	164,141	(164,141)	-	15,452	(15,452)
2024 Bonus paid in 2025	222,560	(222,560)	-	6,594	(6,594)	-
2025 Bonus paid in 2026	(214,463)	-	-	(27,049)	-	-
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(278,211)	(67,280)	(265,044)	(49,550)	(33,640)	(26,504)
(Reduction) increase for fair value, as of the end of the year, of awards granted during the year, that remain unvested as of year-end	(14,987)	24,684	(109,582)	-	12,342	(7,851)
Increase for change in fair value from prior year-end to current year-end of awards granted prior to that year, that were outstanding and unvested as of year-end	13,100	68,432	(171,755)	480	3,220	(3,950)
(Reduction) increase for fair value as of the vesting dates for awards granted during the year, that vest during the year	(1,147)	3,062	(6,779)	-	1,531	(714)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to that year, that vested during year	90,295	22,033	(41,659)	6,830	1,548	(3,950)
Deduction for fair value of awards granted prior to year that were forfeited during year	-	-	-	-	-	-
Compensation actually paid	$752,018	$715,989	$191,221	$325,747	$330,979	$299,123

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 388,442	337,121	335,227
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,747	330,979	299,123
Adjustment to Non-PEO NEO Compensation Footnote

	PEO			Non-PEO NEOs
	2025	2024	2023	2025	2024	2023
Summary Compensation Table (SCT) Total	$934,871	$723,477	$850,993	$388,442	$337,121	$335,227
2022 Bonus paid in 2023	-	-	99,188	-	-	22,317
2023 Bonus paid in 2024	-	164,141	(164,141)	-	15,452	(15,452)
2024 Bonus paid in 2025	222,560	(222,560)	-	6,594	(6,594)	-
2025 Bonus paid in 2026	(214,463)	-	-	(27,049)	-	-
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the SCT	(278,211)	(67,280)	(265,044)	(49,550)	(33,640)	(26,504)
(Reduction) increase for fair value, as of the end of the year, of awards granted during the year, that remain unvested as of year-end	(14,987)	24,684	(109,582)	-	12,342	(7,851)
Increase for change in fair value from prior year-end to current year-end of awards granted prior to that year, that were outstanding and unvested as of year-end	13,100	68,432	(171,755)	480	3,220	(3,950)
(Reduction) increase for fair value as of the vesting dates for awards granted during the year, that vest during the year	(1,147)	3,062	(6,779)	-	1,531	(714)
Increase for change in fair value from prior year-end to vesting date of awards granted prior to that year, that vested during year	90,295	22,033	(41,659)	6,830	1,548	(3,950)
Deduction for fair value of awards granted prior to year that were forfeited during year	-	-	-	-	-	-
Compensation actually paid	$752,018	$715,989	$191,221	$325,747	$330,979	$299,123

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Compensation Actually Paid vs. Total Shareholder Return

The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses and sales:

	12 months ending September 30, 2025	12 months ending September 30, 2024	Change
Total stockholder return (change in stock price)	$1.32	$1.15	15%
Net loss (in thousands)	$(2,518)	$(1,961)	(28)%
Actual compensation paid to NEOs	$1,077,765	$1,046,969	3%

 For the fiscal year ended September 30, 2025, net loss attributable to common shareholders was $(2,849).

Relationship Between Compensation Actually Paid and Company Performance

The following describes the relationship between the compensation actually paid to our named executive officers (“NEOs”) and the Company's performance for the periods shown in the Pay Versus Performance table above.

Total Stockholder Return

The Company's total stockholder return (“TSR”) increased 15% in fiscal 2025, compared to a 39% increase in fiscal 2024, while compensation actually paid to our NEOs increased 4% year-over-year. This increase was primarily attributable to the higher fair value of previously granted equity awards resulting from appreciation in the Company's stock price during fiscal 2025. Because a significant portion of NEO compensation is delivered in equity, the value our NEOs ultimately realize correlates with the value delivered to stockholders. The Compensation Committee believes this relationship reflects the alignment between our compensation program and the interests of our stockholders.

Net Income (Loss)

The Company's net loss increased to $(2.5) million in fiscal 2025 from $(2.0) million in fiscal 2024, while compensation actually paid to our NEOs increased over the same period. As noted above, this increase in compensation actually paid was driven principally by stock price appreciation. The Company does not use net income (loss) in its executive compensation program. Accordingly, the Compensation Committee does not view the year-over-year change in net loss, considered in isolation, as indicative of the relationship between compensation actually paid and Company performance.

The Compensation Committee believes the relationship between compensation actually paid to its NEOs and the Company’s TSR is consistent with its pay-for-performance philosophy.

Compensation Actually Paid vs. Net Income

The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses and sales:

	12 months ending September 30, 2025	12 months ending September 30, 2024	Change
Total stockholder return (change in stock price)	$1.32	$1.15	15%
Net loss (in thousands)	$(2,518)	$(1,961)	(28)%
Actual compensation paid to NEOs	$1,077,765	$1,046,969	3%

 For the fiscal year ended September 30, 2025, net loss attributable to common shareholders was $(2,849).

Relationship Between Compensation Actually Paid and Company Performance

The following describes the relationship between the compensation actually paid to our named executive officers (“NEOs”) and the Company's performance for the periods shown in the Pay Versus Performance table above.

Total Stockholder Return

The Company's total stockholder return (“TSR”) increased 15% in fiscal 2025, compared to a 39% increase in fiscal 2024, while compensation actually paid to our NEOs increased 4% year-over-year. This increase was primarily attributable to the higher fair value of previously granted equity awards resulting from appreciation in the Company's stock price during fiscal 2025. Because a significant portion of NEO compensation is delivered in equity, the value our NEOs ultimately realize correlates with the value delivered to stockholders. The Compensation Committee believes this relationship reflects the alignment between our compensation program and the interests of our stockholders.

Net Income (Loss)

The Company's net loss increased to $(2.5) million in fiscal 2025 from $(2.0) million in fiscal 2024, while compensation actually paid to our NEOs increased over the same period. As noted above, this increase in compensation actually paid was driven principally by stock price appreciation. The Company does not use net income (loss) in its executive compensation program. Accordingly, the Compensation Committee does not view the year-over-year change in net loss, considered in isolation, as indicative of the relationship between compensation actually paid and Company performance.

The Compensation Committee believes the relationship between compensation actually paid to its NEOs and the Company’s TSR is consistent with its pay-for-performance philosophy.

Total Shareholder Return Amount	$ 115	139	63
Net Income (Loss)	(2,518,000)	(1,961,000)	(9,435,000)
PEO Name				Roger Kahn
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,211)	(67,280)	(265,044)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,987)	24,684	(109,582)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,100	68,432	(171,755)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,147)	3,062	(6,779)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,295	22,033	(41,659)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Bonus Adjustments Paid in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	99,188
PEO | Bonus Adjustments Paid in 2024 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	164,141	(164,141)
PEO | Bonus Adjustments Paid in 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,560	(222,560)	0
PEO | Bonus Adjustments Paid in 2026 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,463)	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,550)	(33,640)	(26,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	12,342	(7,851)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480	3,220	(3,950)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,531	(714)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,830	1,548	(3,950)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Bonus Adjustments Paid in 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	22,317
Non-PEO NEO | Bonus Adjustments Paid in 2024 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	15,452	(15,452)
Non-PEO NEO | Bonus Adjustments Paid in 2025 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,594	(6,594)	0
Non-PEO NEO | Bonus Adjustments Paid in 2026 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,049)	$ 0	$ 0